Significant events after the Statement of Financial Position date (Details)								1 Months Ended		12 Months Ended
	Aug. 05, 2021 shares	Jan. 30, 2021 EUR (€) shares	Jan. 30, 2021 USD ($) shares	Mar. 13, 2020 EUR (€) shares	Mar. 13, 2020 USD ($) shares	Dec. 31, 2019	Dec. 31, 2018	Aug. 31, 2020 EUR (€) shares	Aug. 31, 2020 USD ($) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2020 $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Percentage increase in dividend price						20.00%	20.00%			20.00%	20.00%
Dividend price per share (in dollars per share) | $ / shares													$ 25.2127		$ 21.7289
Repurchase of ordinary shares (in shares) | €										€ 26,800,000		€ 77,600,000		€ 608,600,000
Payments to acquire or redeem entity's shares | €										€ 26,800,000		€ 77,600,000		€ 608,600,000
Events after Reporting Period
Disclosure of non-adjusting events after reporting period [line items]
Number of shares repurchased (in shares)	135,621
Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares repurchased (in shares)		507,396	507,396	11,913,682	11,913,682			18,061,952	18,061,952	1,160,547	1,160,547	3,090,082	3,090,082
Payments to acquire or redeem entity's shares		€ 10.5	$ 12.8	€ 217,400,000	$ 250,900,000			€ 389,300,000	$ 460,600,000	€ 26,800,000	$ 30,500,000	€ 67,100,000	$ 75,800,000
Founder Entities [Member] | Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Share dividend issued (in shares)												3,875,036	3,875,036	6,421,074